Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	390	411	216	30
Research and product development	724	572	216	30
Sales and marketing	644	657	86	12
General and administrative	7,374	3,409	15,408	2,170
Total	9,132	5,049	15,926	2,242

Schedule of the company's option activities

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000
Outstanding at January 1, 2023	25,609,287	0.97	6.56	3,920
Granted	11,141,955	0.6230	—	—
Exercised	(29,646)	0.02	—	—
Forfeited	(1,453,476)	1.41	—	—
Outstanding at December 31, 2023	35,268,120	0.84	6.82	3,805
Vested and expected to vest at December 31, 2023	34,493,027	0.66	6.78	3,744
Exercisable at December 31, 2023	14,598,935	1.35	3.80	2,185

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

	For the Years Ended December 31,
	2022	2023
Expected volatility	48.25%	49.00%
Risk-free interest rate	2.78%	3.30%
Exercise multiple	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%
Time to maturity (in years)	10	10
Expected forfeiture rate (post-vesting)	0%-13.24%	0%-3.75%
Fair value of the common share on the date of option grant	US$0.13-0.16 (RMB0.90-1.10)	US$0.25-0.27(RMB1.79-1.83)

Schedule of restricted shares activity

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2023	230,646	0.17
Vested	(121,839)	0.17
Restricted shares as of December 31, 2023	108,807	0.17
Vested and expected to vest at December 31, 2023	108,807	0.17